UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           -----------------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-5227
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2392
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   2/12/2004
--------------------                   ------------                   ---------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           44
                                         -----------
Form 13F Information Table Value Total:     $606,497
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ALLETE INC                     COM              018522102     7488  244700 SH       SOLE              244700      0    0
ANHEUSER BUSCH COS INC         COM              035229103    18111  343800 SH       SOLE              343800      0    0
ANTHEM INC                     COM              03674B104    21060  280800 SH       SOLE              280800      0    0
BOISE CASCADE CORP             COM              097383103    51942 1580700 SH       SOLE             1580700      0    0
CARMAX INC                     COM              143130102     4720  152600 SH       SOLE              152600      0    0
CP HOLDRS                      DEP RCPTS CP     12616K106    37494  635601 SH       SOLE              635601      0    0
CSK AUTO CORP                  COM              125965103     7153  381100 SH       SOLE              381100      0    0
DIAGEO P L C                   SPON ADR NEW     25243Q205     7929  150000 SH       SOLE              150000      0    0
DONNELLEY R R & SONS CO        COM              257867101    28181  934700 SH       SOLE              934700      0    0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     8752  257500 SH       SOLE              257500      0    0
EFUNDS CORP                    COM              28224R101     6073  350000 SH       SOLE              350000      0    0
ENCORE MED CORP                COM              29256E109     2040  250000 SH       SOLE              250000      0    0
FINISH LINE INC                CL A             317923100    10136  338200 SH       SOLE              338200      0    0
FIRST DATA CORP                COM              319963104    25229  614000 SH       SOLE              614000      0    0
GALYANS TRADING INC            COM              36458R101     1558  129400 SH       SOLE              129400      0    0
GENELABS TECHNOLOGIES INC      COM              368706107     3196 1149800 SH       SOLE             1149800      0    0
GENESCO INC                    COM              371532102     6414  423900 SH       SOLE              423900      0    0
GENESIS HEALTHCARE CORP        COM              37184D101    13527  593798 SH       SOLE              593798      0    0
GYMBOREE CORP                  COM              403777105     4308  250000 SH       SOLE              250000      0    0
KMART HLDG CORPORATION         COM              498780105     2678  111800 SH       SOLE              111800      0    0
LILLY ELI & CO                 PUT              532457958     1950  500000     PUT  SOLE              500000      0    0
MCDONALDS CORP                 COM              580135101    21582  869200 SH       SOLE              869200      0    0
NATIONAL CITY CORP             PUT              635405953       15  100000     PUT  SOLE              100000      0    0
NEW FRONTIER MEDIA INC         COM              644398109     2991  321600 SH       SOLE              321600      0    0
PACIFICARE HEALTH SYS DEL      CALL             695112902     3413  325000     CALL SOLE              325000      0    0
PENNY J C INC                  COM              708160106    27315 1039400 SH       SOLE             1039400      0    0
PENNY J C INC                  CALL             708160906     1179  530000     CALL SOLE              530000      0    0
PENNY J C INC                  PUT              708160956      750  750000     PUT  SOLE              750000      0    0
PHARMACEUTICAL RES INC         COM              717125108    16613  255000 SH       SOLE              255000      0    0
PIXAR                          CALL             725811903       25  100000     CALL SOLE              100000      0    0
PMI GROUP INC                  COM              69344M101    35369  950000 SH       SOLE              950000      0    0
PROVIDIAN FINL CORP            NOTE 2/1         74406AAB8    16774  355000 PRN      SOLE              355000      0    0
SHIRE PHARMACEUTICALS GRP PL   SPON ADR NEW     82481R106     7265  250000 SH       SOLE              250000      0    0
TIME WARNER INC                COM              887317105    41377 2300000 SH       SOLE             2300000      0    0
TRAVELERS PPTY CAS CORP NEW    CL A             89420G109    15102  900000 SH       SOLE              900000      0    0
TRAVELERS PPTY CAS CORP NEW    CL B             89420G406    11305  666200 SH       SOLE              666200      0    0
TUPPERWARE CORP                COM              899896104    22891 1320100 SH       SOLE             1320100      0    0
TYCO INTL LTD NEW              COM              902124106    33125 1250000 SH       SOLE             1250000      0    0
UNITEDGLOBALCOM                CL A             913247508     7488  883000 SH       SOLE              883000      0    0
VENTAS INC                     COM              92276F100     7799  354500 SH       SOLE              354500      0    0
WADDELL & REED FINL INC        CL A             930059100     6712  286100 SH       SOLE              286100      0    0
WAL MART STORES INC            COM              931142103    10610  200000 SH       SOLE              200000      0    0
WENDYS INTL INC                COM              950590109    32000  815500 SH       SOLE              815500      0    0
WYETH                          COM              983024100    14858  350000 SH       SOLE              350000      0    0


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